Deferred Income Tax Assets and Liabilities (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Assets and Liabilities [Abstract]
Tax loss carryforward	S/ 92,998,000	S/ 44,868,000
Aggregate deferred tax liability	S/ 102,730,000	S/ 126,972,000